Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Components of Other Non-Current Assets:
Operating lease right-of-use-assets	$ 6,537	$ 10,513
Other	5,713	3,672
Total other non-current assets	610,163	141,665
Oil
Components of Other Non-Current Assets:
Derivative instrument	296,773	127,480
Gas
Components of Other Non-Current Assets:
Derivative instrument	268,857	0
Interest Rate Swap
Components of Other Non-Current Assets:
Derivative instrument	$ 32,283	$ 0